VIP2 P1 P2 P4 10/20

SUPPLEMENT DATED OCTOBER 1, 2020 TO THE PROSPECTUS

DATED MAY 1, 2020 OF

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND

FRANKLIN MUTUAL SHARES VIP FUND

(each a series of Franklin Templeton Variable Insurance Products Trust)

Effective October 1, 2020, the prospectus is amended as follows:

A.The MSCI World Value Index-NR (net of taxes on dividends) replaced the MSCI World Index (gross of taxes on dividends) for the Franklin Mutual Global Discovery VIP Fund.

I. For the Franklin Mutual Global Discovery VIP Fund, the “Fund Summary – Average Annual Total Returns” table on page MGD-S4 in the Fund’s Class 1 prospectus is revised to add the following:

Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Franklin Mutual Global Discovery VIP Fund - Class 1	24.71%	5.59%	8.24%
MSCI World Value Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) [1]	21.75%	6.34%	7.81%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)[1]	28.40%	9.36%	10.08%

1.     The MSCI World Value Index-NR (net of taxes on dividends) is replacing the MSCI World Index (gross of taxes on dividends) as the Fund’s benchmark. The investment manager believes the composition of the MSCI World Value Index-NR more accurately reflects the Fund’s current investment strategy and portfolio characteristics, and that the actual withholding rates for the Fund are closer to the assumptions of the MSCI World Value Index-NR (net of taxes on dividends) than the MSCI World Index (gross of taxes on dividends).

II. For the Franklin Mutual Global Discovery VIP Fund, the “Fund Summary – Average Annual Total Returns” table on page MGD-S4 in the Fund’s Class 2 prospectus is revised to add the following:

Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Franklin Mutual Global Discovery VIP Fund - Class 2	24.37%	5.32%	7.97%
MSCI World Value Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) [1]	21.75%	6.34%	7.81%
MSCI World Index (index reflects no deduction for fees, expenses or taxes) [1]	28.40%	9.36%	10.08%

1.     The MSCI World Value Index-NR (net of taxes on dividends) is replacing the MSCI World Index (gross of taxes on dividends) as the Fund’s benchmark. The investment manager believes the composition of the MSCI World Value Index-NR more accurately reflects the Fund’s current investment strategy and portfolio characteristics, and that the actual withholding rates for the Fund are closer to the assumptions of the MSCI World Value Index-NR (net of taxes on dividends) than the MSCI World Index (gross of taxes on dividends).

III. For the Franklin Mutual Global Discovery VIP Fund, the “Fund Summary – Average Annual Total Returns” table on page MGD-S4 in the Fund’s Class 4 prospectus is revised to add the following:

Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Franklin Mutual Global Discovery VIP Fund - Class 4	24.28%	5.22%	7.87%
MSCI World Value Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) [1]	21.75%	6.34%	7.81%
MSCI World Index (index reflects no deduction for fees, expenses or taxes) [1]	28.40%	9.36%	10.08%

1.     The MSCI World Value Index-NR (net of taxes on dividends) is replacing the MSCI World Index (gross of taxes on dividends) as the Fund’s benchmark. The investment manager believes the composition of the MSCI World Value Index-NR more accurately reflects the Fund’s current investment strategy and portfolio characteristics, and that the actual withholding rates for the Fund are closer to the assumptions of the MSCI World Value Index-NR (net of taxes on dividends) than the MSCI World Index (gross of taxes on dividends).

B,  The Russell 1000® Value Index replaced the S&P 500 Index for the Franklin Mutual Shares VIP Fund.

IV. For the Franklin Mutual Shares VIP Fund, the “Fund Summary – Average Annual Total Returns” table on page MS-S4 in the Fund’s Class 1 prospectus is revised to add the following:

Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Franklin Mutual Shares VIP Fund - Class 1	22.92%	6.18%	8.97%
Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes)[1]	26.54%	8.29%	11.80%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes) [1]	31.49%	11.70%	13.56%

1.     The Russell 1000® Value Index is replacing the S&P 500 Index as the Fund’s benchmark. The investment manager believes the composition of the Russell 1000® Value Index more accurately reflects the Fund’s current investment strategy and portfolio characteristics.

V. For the Franklin Mutual Shares VIP Fund, the “Fund Summary – Average Annual Total Returns” table on page MS-S4 in the Fund’s Class 2 prospectus is revised to add the following:

Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Franklin Mutual Shares VIP Fund - Class 2	22.57%	5.91%	8.69%
Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes)[1]	26.54%	8.29%	11.80%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes) [1]	31.49%	11.70%	13.56%

1.     The Russell 1000® Value Index is replacing the S&P 500 Index as the Fund’s benchmark. The investment manager believes the composition of the Russell 1000® Value Index more accurately reflects the Fund’s current investment strategy and portfolio characteristics.

VI. For the Franklin Mutual Shares VIP Fund, the “Fund Summary – Average Annual Total Returns” table on page MS-S4 in the Fund’s Class 4 prospectus is revised to add the following:

Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Franklin Mutual Shares VIP Fund - Class 4	22.44%	5.80%	8.58%
Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes)[1]	26.54%	8.29%	11.80%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes) [1]	31.49%	11.70%	13.56%

1.     The Russell 1000® Value Index is replacing the S&P 500 Index as the Fund’s benchmark. The investment manager believes the composition of the Russell 1000® Value Index more accurately reflects the Fund’s current investment strategy and portfolio characteristics.

Please keep this supplement with your prospectus for future reference.

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